Document and Entity Information	6 Months Ended
Jun. 30, 2019
Cover [Abstract]
Entity Registrant Name	VerifyMe, Inc.
Entity Central Index Key	0001104038
Document Type	S-1
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Entity Incorporation, State or Country Code	NY
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false